S000096351 [Member] Expense Example - iShares Euro Investment Grade Corporate Bond USD Hedged ETF - iShares Euro Investment Grade Corporate Bond USD Hedged ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	$ 58